UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Multi-Manager Alternatives Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 19.6%
Basic Materials: 1.9%
1,900	Eurasian Natural Resources Corp. (GBP) #	$28,517
1,244	Nucor Corp.	57,249
3,518	Steel Dynamics, Inc.	66,033

		151,799

Communications: 3.0%
16,300	Alcatel-Lucent (ADR) *	94,703
845	Equinix, Inc. *	76,980
937	Finisar Corp. *	23,050
79	Google, Inc. *	46,311

		241,044

Consumer, Cyclical: 0.8%
1,000	First Cash Financial Services, Inc. *	38,600
631	Starbucks Corp.	23,315

		61,915

Consumer, Non-cyclical: 0.6%
367	Express Scripts, Inc. *	20,409
1,115	Quanta Services, Inc. *	25,009

		45,418

Diversified: 1.1%
1,990	Imperial Holdings Ltd. #	33,543
17,580	Noble Group Ltd. (SGD) #	29,816
2,000	Swire Pacific Ltd. (HKD) #	29,292

		92,651

Energy: 4.0%
500	Lukoil (ADR)	35,798
1,120	National Oilwell Varco, Inc.	88,782
875	Schlumberger Ltd.	81,603
2,680	Superior Energy Services, Inc. *	109,880

		316,063

Financial: 1.6%
55,250	Bank of China Ltd. (HKD) #	30,724
3,300	BR Malls Participacoes S.A.	34,018
29,888	Raven Russia Ltd. (GBP)	31,045
24,117	Tisco Financial Group PCL (THB) #	31,095

		126,882

Industrial: 4.9%
403	Atlas Air Worldwide Holdings, Inc. *	28,097
872	Danaher Corp.	45,257
1,433	EMCOR Group, Inc. *	44,380
2,556	FEI Co. *	86,188
1,700	Globaltrans Investment Plc (GDR)	31,224
832	JB Hunt Transport Services, Inc.	37,789
404	Martin Marietta Materials, Inc.	36,227
1,435	Roadrunner Transportation Systems Inc. *	21,525
666	Roper Industries, Inc.	57,582

		388,269

Technology: 1.7%
4,313	Atmel Corp. *	58,786
581	NXP Semiconductor NV *	17,410
2,172	O2Micro International Ltd. (ADR) *	16,507
2,410	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	29,354
314	Veeco Instruments, Inc. *	15,964

		138,021

Total Common Stocks (Cost: $1,233,879) (a)		1,562,062

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

Principal Amount

CORPORATE BONDS: 2.6%
$50,000	First Data Corp. 10.55%, 09/24/15	52,063
50,000	Intelsat Jackson Holdings SA 11.25%, 06/15/16	53,563
50,000	Seagate HDD Cayman 7.75%, 12/15/18	52,000
50,000	UPCB Finance III Ltd. 6.63%, 07/01/20	49,250

Total Corporate Bonds (Cost: $207,192)		206,876

GOVERNMENT BOND: 0.6%
(Cost: $45,675)
45,000	U.S. Treasury Note 3.63%, 02/15/21	45,647

STRUCTURED NOTE: 5.0%
(Cost: $380,564) (a)
380,000	Deutsche Bank A.G. London Branch, Alpha Overlay Securities, 09/24/12 * § (b)	398,088

Number of Shares

CLOSED-END FUND: 0.5%
(Cost: $39,347) (a)
2,930	Cohen & Steers Closed-End Opportunity Fund, Inc.	39,555

EXCHANGE TRADED FUNDS: 4.0%
1,900	iShares MSCI EAFE Small Cap Index Fund	82,346
3,920	iShares MSCI Japan Index Fund	40,415
2,290	Market Vectors India Small-Cap Index ETF ‡ *	38,495
3,000	WisdomTree Emerging Markets SmallCap Dividend Fund	160,590

Total Exchange Traded Funds (Cost: $287,643) (a)		321,846

OPEN-END FUNDS: 52.9%
6,919	AC Statistical Value Market Neutral 12 Vol Fund * #	961,574
41,630	AQR Diversified Arbitrage Fund	469,167
75,558	Highland Long/Short Equity Fund	851,544
234	Luxcellence - Virtuoso Fund * #	222,052
28,868	Marketfield Fund	395,196
84,810	TFS Market Neutral Fund	1,314,557

Total Open-End Funds (Cost: $4,094,867)		4,214,090

MONEY MARKET FUND: 18.6%
(Cost: $1,482,336)
1,482,336	AIM Treasury Portfolio - Institutional Class	1,482,336

Total Investments: 103.8% (Cost: $7,771,503)		8,270,500
Liabilities in excess of other assets: (3.8)%		(305,557)

NET ASSETS: 100.0%		$7,964,943

SECURITIES SOLD SHORT: (19.2)%
COMMON STOCKS: (11.5)%
Basic Materials: (0.2)%
(796)	RPM International, Inc.	(18,889)

Communications: (0.4)%
(1,038)	Ciena Corp. *	(26,946)

Consumer, Cyclical: (3.8)%
(1,054)	BJ’s Restaurants, Inc. *	(41,454)
(633)	Bob Evans Farms, Inc.	(20,636)
(94)	Chipotle Mexican Grill, Inc. *	(25,603)
(1,310)	Cintas Corp.	(39,654)
(1,041)	Fastenal Co.	(67,488)
(727)	O’Reilly Automotive, Inc. *	(41,773)
(759)	PACCAR, Inc.	(39,734)
(873)	Thor Industries, Inc.	(29,132)

		(305,474)

Consumer, Non-cyclical: (1.8)%
(1,241)	DENTSPLY International, Inc.	(45,905)
(863)	Laboratory Corp. of America Holdings *	(79,508)
(797)	Safeway, Inc.	(18,761)

		(144,174)

Financial: (1.6)%
(3,980)	Allied Irish Banks PLC (ADR) *	(9,552)
(3,020)	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	(36,240)
(3,060)	Banco Santander S.A. (ADR)	(35,863)
(600)	Deutsche Bank AG	(35,442)
(6,820)	The Governor & Co. of the Bank of Ireland (ADR)	(11,935)

		(129,032)

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

Industrial: (2.9)%
(376)	Caterpillar, Inc.	(41,868)
(421)	Precision Castparts Corp.	(61,963)
(987)	The Boeing Co.	(72,969)
(964)	Thermo Fisher Scientific, Inc. *	(53,550)

		(230,350)

Technology: (0.8)%
(780)	ASML Holding N.V. *	(34,710)
(624)	Cavium Networks, Inc. *	(28,036)

		(62,746)

Total Common Stocks (Proceeds: $(867,387))		(917,611)

Principal Amount

CORPORATE BONDS: (4.9)%
$(50,000)	Best Buy Co., Inc. 5.50%, 03/15/21	(49,153)
(200,000)	Cirsa Funding Luxembourg SA 8.75%, 05/15/18	(290,172)
(50,000)	Realogy Corp. 7.88%, 02/15/19	(49,875)

Total Corporate Bonds (Proceeds: $(390,311))		(389,200)

Number of Shares

EXCHANGE TRADED FUNDS: (2.8)%
(1,510)	Direxion Daily Emerging Markets Bull 3X Shares	(62,423)
(1,200)	SPDR Trust, Series 1	(159,108)

Total Exchange Traded Funds (Proceeds: $(193,708))		(221,531)

Total Securities Sold Short (Proceeds: $(1,451,406))		$(1,528,342)

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $2,789,477.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,366,613 which represents 17.2% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $398,088 which represents 5.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2011 is set forth below:

Affiliates	Value 12/31/10	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 03/31/11

Market Vectors Gold Miners ETF	$20,039	$—	$18,426	$374	$—	$—
Market Vectors India Small-Cap Index ETF	—	38,263	—	—	—	38,495
Market Vectors Junior Gold Miners ETF	21,580	—	19,805	3,023	—	—
Market Vectors Russia ETF	87,534	—	90,291	12,355	—	—

	$129,153	$38,263	$128,522	$15,752	$—	$38,495

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Long Positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$123,282	$28,517	$—	$151,799
Communications	241,044	—	—	241,044
Consumer, Cyclical	61,915	—	—	61,915
Consumer, Non-cyclical	45,418	—	—	45,418
Diversified	—	92,651	—	92,651
Energy	316,063	—	—	316,063
Financial	65,063	61,819	—	126,882
Industrial	388,269	—	—	388,269
Technology	138,021	—	—	138,021
Corporate Bonds	—	206,876	—	206,876
Government Bond	—	45,647	—	45,647
Structured Note	—	398,088	—	398,088
Closed-End Fund	39,555	—	—	39,555
Exchange Traded Funds	321,846	—	—	321,846
Open-End Funds	3,030,464	1,183,626	—	4,214,090
Money Market Fund	1,482,336	—	—	1,482,336

Total	$6,253,276	$2,017,224	$—	$8,270,500

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short Positions
Common Stocks *	$(917,611)	$—	$—	$(917,611)
Corporate Bonds	—	(389,200)	—	(389,200)
Exchange Traded Funds	(221,531)	—	—	(221,531)

Total	$(1,139,142)	$(389,200)	$—	$(1,528,342)

*	See Schedule of Investments for security type and industry breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31,2011:

Balance as of 12/31/10	$400
Realized gain (loss)	1,850
Change in unrealized appreciation (depreciation)	(400)
Net purchases (sales)	(1,850)
Transfers in and/or out of level 3	—

Balance as of 3/31/11	$—

See Notes to Schedule of Investments

Van Eck VIP Multi-Manager Alternatives Fund

Notes to Schedule of Investments
March 31, 2011 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) investments are valued at their closing net asset value each business day and are categorized as level 1 in the fair value hierarchy. Futures are valued using the closing price reported at the close of the respective exchange and are categorized as level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes - For Federal income tax purposes, the identified cost of investments owned at March 31, 2011 was $7,895,124 and net unrealized appreciation aggregated $375,376 of which $525,767 related to appreciated securities and $150,391 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Multi-Manager Alternatives Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. Van Eck, Chief Executive Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: May 26, 2011

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: May 26, 2011